Cambria ETF Trust

Cambria Foreign Shareholder Yield ETF (FYLD)
Cambria Global Asset Allocation ETF (GAA)
Cambria Sovereign High Yield Bond ETF (SOVB)
Cambria Value and Momentum ETF (VAMO)

Supplement dated December 29, 2016 to the Statutory Prospectus and Statement of Additional Information (“SAI”) dated September 1, 2016, as each may be amended or supplemented

Effective immediately, Cambria Foreign Shareholder Yield ETF, Cambria Global Asset Allocation ETF, Cambria Sovereign High Yield Bond ETF, and Cambria Value and Momentum ETF (each, a “Fund” and, collectively, the “Funds”) are listed and traded on BATS Exchange, Inc., and the Funds are no longer listed on NYSE Arca, Inc. Accordingly, any reference to each Fund’s listing exchange is hereby replaced with a reference to BATS Exchange, Inc.

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CIM-SK-008-0100